Note 16 - Interest and Finance Costs - Summary of Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gross interest on debt (including $0, $4 and $302, respectively, to related party) (Note 10)	$ 3,208	$ 503	$ 498
Delos termination fee interest (Note 19)	3	101	116
Bank charges and loan commitment fees (including $0, $16 and $207, respectively, to related party)	262	26	28
Amortization and write off of deferred financing costs	163	538	16
Total	3,764	1,168	658
Less interest capitalized	(671)	(449)	(208)
Total	$ 3,093	$ 719	$ 450